Revenue from contracts with customers - Net System Sales per Technology (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) Unit	Dec. 31, 2023 EUR (€) Unit	Dec. 31, 2022 EUR (€) Unit
Disaggregation of Revenue [Line Items]
Total net sales	€ 28,262.9	€ 27,558.5	€ 21,173.4
Net system sales
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	583	600	561
Total net sales	€ 21,768.7	€ 21,938.6	€ 15,430.3
EXE
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	2	0	0
Total net sales	€ 465.0	€ 0.0	€ 0.0
NXE
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	42	53	40
Total net sales	€ 7,856.4	€ 9,124.0	€ 7,045.3
ArF immersion
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	129	125	81
Total net sales	€ 9,667.0	€ 9,017.4	€ 5,236.5
ArF dry
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	28	32	28
Total net sales	€ 774.4	€ 780.2	€ 623.7
KrF
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	152	184	151
Total net sales	€ 1,991.2	€ 2,202.5	€ 1,653.7
I-line
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	65	55	45
Total net sales	€ 369.2	€ 278.4	€ 211.5
Metrology & Inspection
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	165	151	216
Total net sales	€ 645.5	€ 536.1	€ 659.6